General	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1: —General

Fiverr International Ltd. was incorporated on April 29, 2010, under the laws of Israel, and commenced operations on the same date.

Fiverr International Ltd. and its subsidiaries (the “Company”) operates a worldwide online marketplace for sellers to sell their services and buyers to buy them. The Company’s platform includes various categories across nine verticals, including Graphics & Design, Digital Marketing, Writing & Translation, Video & Animation, Music & Audio, Programming & Tech, Business, Data  and Lifestyle.

The Company’s platform also includes a variety of value-added products including subscription-based content marketing platform, back office platform, learning and development offerings, creative talent platform and freelancer management system.

Commencing June 13, 2019, the ordinary shares of the Company are traded on the New York Stock Exchange.